Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

(3)                                 Acquisitions

Acquisitions in 2011

(a)         P&C segment

In August, 2011, the Group entered into agreements to acquire 100% equity interests in Guangzhou Huajie Insurance Agency Co., Ltd. (“Huajie”) and Dongguan Zhongxin Insurance Agency Co., Ltd (“Zhongxin”) each at a cash consideration of RMB25,000 totalling RMB50,000. The acquisitions of Huajie and Zhongxin were completed on August 31, 2011. Pursuant to the agreements, the selling shareholders of Huajie and Zhongxin agreed to return part of considerations to the Group, if performance criteria of Huajie and Zhongxin for years 2012 and 2013 cannot be met. The fair value of such contingent arrangements approximates to zero at the acquisition date.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB41,274 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s P&C segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

The weighted average amortization period of the intangible asset acquired is 4.7 years

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2010 and 2011. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010 and 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Huajie

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.44	(0.30)

The amounts of Huajie’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB5,364 and RMB365, respectively.

Acquisition of Zhongxin

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.44	(0.30)

The amounts of Zhongxin’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB8,046 and RMB465, respectively.